Segment information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of segment information

	Three Months Ended June 30, 2025		Nine Months Ended June 30, 2025
	Health Solutions	Consumer Products	Health Solutions	Consumer Products
Net sales	$8,774	$2,673	$38,409	$2,673
Cost of goods sold	5,386	2,642	28,144	2,642
Gross profit	3,388	31	10,265	31
Segment expenses:
Salaries and wages	4,678	504	14,433	503
Depreciation and amortization	802	309	2,614	309
Share-based compensation	916	2,032	2,385	2,032
Rent	243	7	696	7
Impairment expense	2,690	-	2,690	-
Other segment expenses (a)	2,874	5,786	11,018	5,786
Total segment expenses	12,203	8,638	33,836	8,637
Loss from operations	(8,815)	(8,607)	(23,571)	(8,606)
Other income (expense):
Interest expense	(16)	32	3,425	32
Other income	(1,005)	30	(3,378)	30
Bargain purchase gain	-	1,693	-	1,693
Total other income (expense)	(1,021)	1,755	47	1,755
Net loss before income taxes	(9,836)	(6,852)	(23,524)	(6,851)
Income tax expense	(133)	(5)	(835)	(5)
Deferred tax income (expense)	1,693	-	1,470	-
Net loss	$(8,276)	$(6,857)	$(22,889)	$(6,856)

(a)	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.

	Three months Ended June 30, 2024	Nine Months Ended June 30, 2024
	Health Solutions	Health Solutions
Net sales	$42,670	$117,122
Cost of goods sold	33,254	93,695
Gross profit	9,416	23,427
Segment expenses:
Salaries and wages	5,431	15,352
Depreciation and amortization	1,186	3,322
Share-based compensation	761	2,582
Rent	332	887
Other segment expenses (a)	3,028	9,483
Total segment expenses	10,738	31,627
Loss from operations	(1,322)	(8,200)
Other income (expense):
Interest expense	(1,132)	(3,259)
Other income	119	(69)
Total other income (expense)	(1,013)	(3,329)
Net loss before income taxes	(2,335)	(11,529)
Income tax expense	(345)	(157)
Deferred tax income (expense)	(435)	609
Net loss	$(3,115)	$(11,077)

(a)	Other segment expenses include employee benefits (including Canada Pension Plan, Employment Insurance, Registered Retirement Savings Plan matching, and staff bonuses), subcontracted and temporary labor, professional and consulting fees (legal, accounting, and general), insurance, IT and software costs, office and clinical supplies, sales and marketing, travel and meals, and various other general and administrative expenses.

The accounting policies of the segments are consistent with those described in Note 3 - Summary of Significant Accounting Policies.

Year ended September 30, 2024	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$199,199	$1,307	$200,506
Total revenue	199,199	1,307	200,506

Expenses
Cost of sales	166,683	229	166,912
General and administrative	53,936	1,159	55,095
Goodwill impairment	26,910	-	26,910
Intangibles impairment	2,141	-	2,141
Depreciation and amortization	4,064	9	4,073
Finance costs	5,430	4	5,434
Income taxes (recovery)	113	(42)	71
Deferred tax recovery	(1,313)	-	(1,313)
Other expense (income)	638	(20)	618
Segment loss	(59,403)	(32)	(59,435)

Year ended September 30, 2023	Pharmacy and sale of prescription drugs	Clinical trials	Consolidated
Revenue
Revenue from external sources	$160,136	$1,412	$161,548
Total revenue	160,136	1,412	161,548

Expenses
Cost of sales	129,229	250	129,479
General and administrative	40,656	1,267	41,923
Depreciation and amortization	2,351	6	2,357
Finance costs	2,469	1	2,470
Income taxes	517	86	603
Deferred tax recovery	(336)	-	(336)
Other expense	180	-	180
Segment loss	(14,930)	(198)	(15,128)

Schedule of revenue by geography
	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
United States	$2,673	-	$2,673	-
Canada	$8,774	$42,670	$38,409	$117,122
Total	$11,447	$42,670	$41,082	$117,122

Schedule of long-lived assets by geography	Long-lived assets for the periods indicated are as follows (in USD):
	As at June 30, 2025	As at September 30, 2024
United Sates	$4,090	$-
Canada	104	13,032
Total	$4,194	$13,032